Statements of Operations (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Investment income
Interest income	$ 3
Total investment income	3
Expenses
Commission expense	47,484
Management fees	4,048
Professional fees	18,500	8,785
Other operating expenses	8,380	6,149
Total expenses	78,412	14,934
Net investment (loss)	(78,409)	(14,934)
Realized and unrealized gain (loss) from investments
Net unrealized appreciation on investments	5,305
Net realized and unrealized (loss) from investments	(45,741)
Net (decrease) in net assets resulting from operations	(124,150)	(14,934)
Net (decrease) per unit (for a single unit outstanding during the period)
Managing and non-managing member unit	$ (36.83)	$ (7,466.75)